LEASES - Minimum future revenue receivable under fixed rate contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 64,200	$ 28,968
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	24,090	$ 28,968
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	24,156
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 15,954